COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies Tables [Abstract]
COMMITMENTS AND CONTINGENCIES

	2010	2011
	(EUR in thousands)
Financial instruments whose contract amounts represent credit risk:
Commitments to extend credit*:
Commercial and personal	17,878,471	14,584,516
Commercial real estate	3,472	0
Residential real estate	326,940	94,602
Commercial letters of credit	539,790	589,924
Standby letters of credit and financial guarantees written	6,684,876	5,970,422

*	Commitments to extend credit at December 31, 2010 and 2011 include amounts of EUR 1,318.6 million and EUR 1,685.7 million respectively, which cannot be cancelled without certain conditions being met at any time and without notice, or for which automatic cancellation due to credit deterioration of the borrower is not allowed. Such commitments are included in the Risk Weighted Assets calculation under regulatory rules currently in force.